Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Operating Lease, Right-of-Use Asset	$ 189,514	$ 38,976	$ 55,111
Cash Paid To Terminate Lease	20,000
Operating Lease Liabilities	(33,210)
Loss On Termination Of Lease	$ 15,018